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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_] Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Virtus Investment Advisers, Inc.
Address: 100 Pearl Street, Hartford, CT 06103

Form 13F File Number: 028-00085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin J. Carr
Title:   Senior Vice President and Clerk
Phone:   (860) 263-4791

Signature, Place and Date of Signing:

/s/ Kevin J. Carr    Hartford, CT     November 9, 2011
   (Signature)       (City, State)         (Date)

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

 Form 13F File Number:                                Manager:
 ---------------------                  -------------------------------------

 028-11020                              Aberdeen Asset Management, Inc.

 028-00242                              The Boston Company Asset Management
                                        LLC

 028-14580                              Euclid Advisors LLC

 028-01420                              Duff & Phelps Investment Management
                                        Co.

 028-04529                              Harris Investment Management, Inc.,
                                        and its related subsidiaries

 028-05792                              Kayne Anderson Rudnick Investment
                                        Management, LLC

 028-01646                              Sasco Capital, Inc.

 028-06450                              Newfleet Asset Management, LLC

 028-04490                              Vontobel Asset Management, Inc.

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                             FORM 13F Summary Page


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       4

Form 13F Information Table Value Total: $88,787
                                                    (thousands)

List of Other Included Managers:

NONE

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                          FORM 13F INFORMATION TABLE
              REPORTING MANAGER: VIRTUS INVESTMENT ADVISERS, INC.
                   FOR THE QUARTER ENDED: SEPTEMBER 30, 2011

COLUMN 1                  COLUMN 2       COLUMN 3  COLUMN 4 COLUMN 5                   COLUMN 6  COLUMN 7      COLUMN 8
--------               ----------------- --------- -------- ---------                 ---------- -------- -------------------
                                                                                                           VOTING AUTHORITY
                                                                                                          -------------------
                                                            SHARES OR
                                                    VALUE   PRINCIPAL                 INVESTMENT  OTHER    SOLE   SHARED NONE
NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x1000)   AMOUNT   SH/PRN PUT/CALL DISCRETION MANAGER   (A)     (B)   (C)
--------------         ----------------- --------- -------- --------- ------ -------- ---------- -------- ------- ------ ----
SELECT SECTOR SPDR TR  SBI CONS STPLS    81369Y308  22,010   742,069    SH               SOLE             742,069
SELECT SECTOR SPDR TR  SBI HEALTHCARE    81369Y209  20,825   656,319    SH               SOLE             656,319
SELECT SECTOR SPDR TR  SBI INT-UTILS     81369Y886  23,008   684,352    SH               SOLE             684,352
SPDR SERIES TRUST      BRCLYS 1-3MT ETF  78464A680  22,944   500,411    SH               SOLE             500,411